Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds
7.	Borrowed Funds

Borrowed funds, which include FHLB advances, repurchase agreements, ESOP borrowings, corporate borrowings and treasury tax and loan notes payable, as of December 31, are summarized as follows:

(Dollar amounts in thousands)	2011		2010
	Weighted average rate	Amount	Weighted average rate	Amount

FHLB advances:
Due within 12 months	2.80%	$30,684	2.87%	$71,866
Due beyond 12 months but within 2 years	3.62%	72,647	2.80%	30,684
Due beyond 2 years but within 3 years	2.88%	71,392	3.62%	72,647
Due beyond 3 years but within 4 years	3.36%	14,613	2.89%	90,066
Due beyond 4 years but within 5 years	2.15%	8,019	3.36%	14,613
Due beyond 5 years	3.61%	10,000	3.63%	10,564

		$207,355		$290,440

Repurchase agreements:
Due within 12 months	3.12%	$93,000	1.61%	$38,000
Due beyond 12 months but within 2 years	3.30%	130,000	3.74%	75,000
Due beyond 2 years but within 3 years	3.07%	40,000	3.30%	130,000
Due beyond 3 years but within 4 years	4.12%	10,000	3.07%	40,000
Due beyond 4 years but within 5 years	-	-	4.12%	10,000
Due beyond 5 years	4.42%	70,000	4.42%	70,000

		$343,000		$363,000

Other borrowings:

ESOP borrowings
Due within 12 months	4.68%	$1,000	-	$-
Due beyond 12 months but within 2 years	4.68%	1,000	-	-
Due beyond 2 years but within 3 years	4.68%	1,000	-	-
Due beyond 3 years but within 4 years	4.68%	1,000	-	-
Due beyond 4 years but within 5 years	4.68%	250	-	-

		$4,250		$-

Corporate borrowings
Due within 12 months	6.30%	$1,400	6.30%	$1,400
Due beyond 12 months but within 2 years	6.30%	1,400	6.30%	1,400
Due beyond 2 years but within 3 years	6.30%	1,400	6.30%	1,400
Due beyond 3 years but within 4 years	-	-	6.30%	1,400
Due beyond 4 years but within 5 years	-	-	6.30%	5,600

		$4,200		$11,200

Treasury tax and loan note payable
Due within 12 months	-	$-	-	$191

Borrowings for joint ventures
Due beyond 2 years but within 3 years	3.75%	$1,762	3.75%	$4,232

Junior subordinated notes
Due beyond 5 years	2.56%	$46,393	5.44%	$46,393

Included in the $207.4 million of FHLB advances at December 31, 2011 are $20.0 million in structured advances in which the rate is fixed for four years, and after four years on a specified date, the FHLB has the one time right (European Call) to call the advance. If the FHLB does not call these advances on the specified date, the rate remains the same for the remaining term. Should these advances be called, the Company has the right to pay off the advances without penalty. The Company also has $50.0 million in structured advances with imbedded caps at various strike rates based on the 3 month LIBOR rate. If during the term of the advance, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured advance is reduced by the difference between the rate and the strike rate.

FHLB advances are secured by FHLB stock, qualifying residential mortgage loans and mortgage-backed securities to the extent that the fair value of such pledged collateral must be at least equal to the advances outstanding. At December 31, 2011 the Company had a maximum borrowing capacity with the FHLB of $344.7 million, with $126.3 million available for use.

Included in the $343.0 million of repurchase agreements (REPOs) are $30.0 million in structured REPOs with imbedded caps at various strike rates based on the 3 month LIBOR rate. If during the term of the REPO, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured REPO is reduced by the difference between the rate and the strike rate. In addition, the Company has $25.0 million in structured REPOs with double, or $50.0 million notional amount of imbedded caps, at a strike rate of 3.75% based on the 3 month LIBOR rate. The terms and conditions of these structured REPOs are that the rate is fixed for five years and after 5 years, on a specified date the counterparty has the one time right (European Call) to call the REPO. If the counterparty does not call the REPO on the specified date, the rate remains the same for the remaining five years. These structured REPOs also include a double imbedded cap for the first five year period with a strike rate to the 3 month LIBOR rate. If during the first five years, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured REPO is reduced by two times the difference between the rate and the strike rate. At no point shall the interest rate on these structured REPOs with imbedded caps be less than zero.

Also included in the $343.0 million of REPOs is a $25.0 million structured REPO in which the Company pays a fixed rate of interest. At the reset date and every quarterly period thereafter, the counterparty has the right to terminate the transaction. In addition, the Company has $30.0 million in structured REPOs in which the rate is fixed for four years, and after four years on a specified date, the counterparty has the one time right (European Call) to call the REPO. If the counterparty does not call the REPO on the specified date, the rate remains the same for the remaining term. It has historically been the Company's position to pay off any borrowings and replace them with fixed rate funding if converted by the counterparty.

The Company enters into sales of securities under agreements to repurchase. Such REPO's are treated as borrowed funds. The dollar amount of the securities underlying the agreements remains in their respective asset accounts.

REPO's are collateralized by various securities that are either held in safekeeping at the FHLB or delivered to the dealer who arranged the transaction and the Company maintains control of these securities.

The market value of such securities exceeded the amortized cost of the securities sold under agreements to repurchase. The market value of the securities as of December 31, 2011 was $402.1 million with an amortized cost of $375.0 million. The market value of the securities as of December 31, 2010 was $426.7 million with an amortized cost of $400.8 million. The average maturity date of the mortgage backed securities sold under agreements to repurchase was greater than 90 days for the years ended December 31, 2011 and December 31, 2010.

As of December 31, 2011 and December 31, 2010, the Company had REPO's with Citigroup of $145.0 million and $155.0 million respectively, Barclays Capital of $70.0 million and $70.0 million, respectively, Credit Suisse of $93.0 million and $103.0 million, respectively, PNC Bank of $5.0 million and $5.0 million, respectively and Morgan Stanley of $30.0 million and $30.0 million, respectively.

As of December 31, 2011, the REPO's with Citigroup had $17.7 million at risk (where the market value of the securities exceeds the borrowing), with a weighted average maturity of 25 months, Barclays Capital had $7.7 million at risk with a weighted average maturity of 34 months, Credit Suisse had $13.4 million at risk with a weighted average maturity of 29 months, PNC Bank had $1.2 million at risk with a weighted average maturity of 3 months and Morgan Stanley had $2.4 million at risk with a weighted average maturity of 25 months.

Borrowings under repurchase agreements averaged $356.8 million, $359.7 million and $344.4 million during 2011, 2010 and 2009, respectively. The maximum amount outstanding at any month-end was $368.0 million, $363.0 million and $366.0 million during 2011, 2010 and 2009, respectively.

The Company, through ESB, has an agreement with the Federal Reserve Bank of Cleveland whereby ESB was an authorized treasury tax loan depository at the end of 2010. Under the terms of the note agreement, funds deposited to the Company's treasury tax and loan account (limited to $150,000 per deposit) accrue interest at a rate of 0.25% below the overnight federal funds rate. During 2011, the Federal Reserve discontinued this program and debits the customer accounts directly for treasury tax loans. The treasury tax loan deposit balance was $0 and $191,000 at December 31, 2011 and December 31, 2010, respectively.

On April 10, 2003, ESB Capital Trust II (Trust II), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $10.0 million variable rate preferred securities with a stated value and liquidation preference of $1,000 per share. The Company purchased $310,000 of common securities of Trust II. The preferred securities reset quarterly to equal the three month LIBOR index plus 3.25%. Trust II's obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by the Trust II to invest in $10.3 million of variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of the Trust II. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of April 24, 2033, on or after April 24, 2008, at the redemption price, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated April 10, 2003, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. The Company had no unamortized deferred debt issuance costs associated with the preferred securities at December 31, 2011 and 2010. On July 23, 2008 the Company redeemed $5.0 million of the preferred securities of ESB Capital Trust II with proceeds from a $14.0 million loan with First Tennessee Bank, National Association ("First Tennessee"), with a fixed interest rate of 6.30%. The remainder of the First Tennessee loan was used to repay an existing loan with First Tennessee with a remaining balance of $9.0 million, which had an interest rate of 5.55% and was due on December 31, 2008.

On December 17, 2003, ESB Statutory Trust (Trust III), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $5.0 million variable rate preferred securities with a stated value and liquidation preference of $1,000 per share. The Company purchased $155,000 of common securities of Trust III. The preferred securities reset quarterly to equal the three month LIBOR Index plus 2.95%. Trust III's obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by Trust III to invest in $5.2 million of variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of Trust III. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of December 17, 2033, on or after December 17, 2008, at the redemption price, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated December 17, 2003, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. There were no unamortized deferred debt issuance costs associated with the preferred securities at December 31, 2011 and 2010.

On February 10, 2005, ESB Capital Trust IV (Trust IV), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $35.0 million fixed/variable rate preferred securities. The Company purchased $1.1 million of common securities of Trust IV. The preferred securities are fixed at a rate of 6.03% for six years and then are variable with a quarterly reset equal to the three month LIBOR index plus 1.82%. The preferred securities have a stated maturity of thirty years. Trust IV's obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by Trust IV to invest in $36.1 million of fixed/variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of Trust IV. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of February 10, 2035, on or after February 10, 2011, at the redemption price, which is equal to the liquidation amount, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated February 10, 2005, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. The issuance of these preferred securities did not have any deferred debt issuance costs associated with it.